Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Financial Statements Reporting Basis
A.	Financial Statements Reporting Basis

The financial statements are drawn up on the basis of generally accepted accounting principles ("GAAP"), and are expressed in New Israeli Shekel ("NIS") based on historical values, and provide no information on changes in the general purchasing power of the Israeli currency on the business results.

Those reports are filed as part of form F-1 (Registration Statement Under the Securities Act of 1933). Since the Company was incorporated in Israel and is considered a Foreign Issuer and as such is allowed to file the statement and the financial reports in its home country currency, New Israeli Shekel (NIS).

Cash and Cash Equivalents
B.	Cash and Cash Equivalents
The Company considers high-liquidity investments, including short-term cash deposits in banks (up to three months), as cash equivalents.
Fixed Assets
C.	Fixed Assets

Property and equipment are stated at cost. Major improvements and betterments are capitalized. Maintenance and repairs are expensed as incurred. Depreciation is computed using the straight-line method over the estimated useful life. At the time of retirement or other disposition of property and equipment, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the statements of operations as other gain or loss, net.
Annual depreciation rates are as follows:

%
Office furniture and equipment	6 – 15
Vehicles	15
Computers	33

Use of Estimates in Preparing the Financial Statements
D.	Use of Estimates in Preparing the Financial Statements

The Company measures assets and liabilities at fair value based on an expected exit price as defined by the authoritative guidance on fair value measurements, which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level.

The following are the hierarchical levels of inputs to measure fair value:

- Level 1:	Quoted prices in active markets for identical instruments;
- Level 2:	Other significant observable inputs (including quoted prices in active markets for similar instruments);
- Level 3:	Significant unobservable inputs (including assumptions in determining the fair value of certain investments).

The carrying values for cash and cash equivalents, accounts receivable, other current assets, accounts payable and accrued liabilities, and deferred revenue approximate their fair value due to their short maturities.

Income Tax
E.	Income Tax

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between the financial reporting and the tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, and if it is more likely than not that a portion or all of the deferred tax assets will not be realized.

Revenue Recognition
F.	Revenue Recognition

Significant management judgments and estimates must be made and used in connection with the recognition of revenue in any accounting period. Material differences in the amount of revenue in any given period may result if these judgments or estimates prove to be incorrect or if management’s estimates change on the basis of development of business or market conditions.

We have decided to follow the provisions of Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). The guidance provides a unified model to determine how revenue is recognized.

Revenues are recognized when control of the promised goods or services are transferred to the customers in an amount that reflects the consideration that we expect to receive in exchange for those goods or services.

We determine revenue recognition through the following steps: (1) identification of the contract with a customer; (2) identification of the performance obligations in the contract; (3) determination of the transaction price; (4) allocation of the transaction price to the performance obligations in the contract; and (5) recognition of revenue when, or as, we satisfy a performance obligation.

We enter into contracts that can include various combinations of products and services, as detailed below, which are generally capable of being distinct and accounted for as separate performance obligations.

We generate our revenues from (1) licensing intellectual properties, which in certain circumstances are modified for customer-specific requirements, (2) royalty revenues and (3) other revenues, which include revenues from support, training and sale of development systems and chips. We license our assets IP to other companies who can then resell, develop or market otherwise in variety of business models.

We account for license revenues and related services, which provide our customers with rights to use our platform, in accordance with ASC 606. A license may be perpetual or time limited in its application. In accordance with ASC 606, we recognize revenue from platform license at the time of delivery when the customer accepts control of the platform, as the platform is functional without professional services, updates and technical support. We have concluded that our platform license is distinct as the customer can benefit from the software on its own.

Revenues that are derived from the sale of a licensee’s products that incorporate our platform are classified as royalty revenues. Royalty revenues are recognized during the quarter in which the sale of the product incorporating our platform occurs. Royalties are calculated either as a percentage of the revenues received by our licensees on sales of products incorporating our platform or on a per unit basis, as specified in the agreements with the licensees. We receive the actual sales data from our customers after the quarter ends and accounts for it as unbilled receivables. When we do not receive actual sales data from the customer prior to the finalization of its financial statements, royalty revenues are recognized based on our estimation of the customer’s sales during the quarter. We may engage a third party to perform royalty audits of our licensees, and if these audits indicate any over- or under-reported royalties, we account for the results when the audits are resolved.

As of end of 2022, Galileo owed us an amount of NIS 212,151 as pro-rated licensing fee, which were recorded as an account receivable.

Going Concern
G.	Going Concern

The accompanying financial statements have been prepared in conformity with GAAP, which contemplates continuation of the Company as a going concern.

The Company has not yet established an ongoing source of revenues sufficient to cover its operating costs and allow it to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable. If the Company is unable to obtain adequate capital, it could be forced to cease operations.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.